Asset Retirement Obligations (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligations [Line Items]
Asset retirement obligation, liabilities incurred	$ 138	$ 28
Nuclear decommissioning trust funds	5,957	7,950
Dominion Energy
Asset Retirement Obligations [Line Items]
Asset retirement obligation, liabilities incurred	1,900	2,000
D Virginia Electric And Power Company | Future Decommissioning Of Nuclear Facilities
Asset Retirement Obligations [Line Items]
Asset retirement obligation, liabilities incurred	900	900
D Virginia Electric And Power Company | D Cost Of Landfills And Beneficial Reuse
Asset Retirement Obligations [Line Items]
Asset retirement obligation, liabilities incurred	2,800	2,900
Virginia Electric and Power Company
Asset Retirement Obligations [Line Items]
Asset retirement obligation, liabilities incurred	132	26
Nuclear decommissioning trust funds	$ 3,202	$ 3,734